Accounting judgments, estimates and assumptions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization expense	$ 1,341	$ 1,496	$ 2,942	$ 2,903
Game operation cost	12,395	14,219	25,208	28,644
Selling and marketing expenses	47,373	50,794	110,541	129,209
General and administrative expenses	$ 8,571	$ 7,513	$ 16,131	15,766
Previously reported
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization expense				2,903
Prior period, adjustment
Disclosure of changes in accounting estimates [line items]
Game operation cost				1,859
Selling and marketing expenses				74
General and administrative expenses				$ 970